FEDERATED INVESTMENT SERIES FUNDS, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   January 30, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INVESTMENT SERIES FUNDS, INC. (the "Corporation")
            Federated Bond Fund (the "Fund")
           1933 Act File No. 33-48847
           1940 Act File No. 811-07021

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 21 on January 23, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary